UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                       811-02631

Chestnut Street Exchange Fund
(Exact name of registrant as specified in charter)

301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Salvatore Faia

Chestnut Street Exchange Fund

301 Bellevue Parkway

Wilmington, DE 19809
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (610) 558-1750

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

David R. Wilmerding, Jr.

Chairman

April 24, 2013

Fellow Partner:

Our Fund earned $2.06 per share of net investment income in the three months ended March 31, 2013, compared to $3.11 per share in the same period of 2012.

After providing for the $1.75 per share distribution to partners of record on March 27, 2013, the net asset value per partnership share on March 28, 2013 was $428.06. The net asset value on December 31, 2012, our last report date, was $389.89.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500 Index and the Dow Jones Industrial Average will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

Market Review	First Quarter 2013

US stock investors enjoyed a strong rebound in the first quarter after the worst of the nation’s fiscal cliff had been averted. Signs of steady improvement in the US economy underpinned the rally and the large cap Russell 1000® Index posted a robust gain of 10.97% for the quarter. Large cap value stocks outperformed growth stocks, with the Russell 1000® Value Index gaining 12.30% while the Russell 1000® Growth moved up 9.56%.

The bulk of first-quarter gains in US equity markets came from January’s powerful relief rally on the heels of a nerve-wracking finale to 2012. The nation’s fiscal drama was finally alleviated when lawmakers agreed upon a last-minute tax deal on New Year’s Day. Decisions relating to the US debt ceiling and spending cuts, however, were postponed to a later date. While these developments hardly cure the nation’s overall budget deficit problem, removing uncertainty around tax policies brought significant relief to investors. Money that had been pulled to the sidelines amid year-end fiscal cliff fears poured back into risk markets in January. Investors were also encouraged by key indicators signaling modest but broad-based improvements in the world’s major economies, particularly China. Domestic economic data was mixed, but on the whole pointed to a slow but solid recovery. Inflation risk remained low and the US Federal Reserve had thus far made no intimation of scaling back its easing bias.

The rally softened considerably in February when minutes of the latest meeting of the US Federal Reserve raised concerns that the central bank would curtail its asset purchase program sooner than previously expected. These fears soon abated as the budget sequester (automatic spending cuts scheduled to take effect March 1) began to appear imminent as such an event was deemed likely to deter any near-term changes in the central bank’s stance. Later that month, equity markets were unsettled when Italy’s presidential election ended in a stalemate, further propagating the ongoing theme of political instability in the eurozone and more broadly, renewing concerns about macro risks stemming from Europe’s overall debt and banking crisis. These concerns were reinforced in March, when a severe banking crisis in Cyprus underscored the fragility of the European banking system. Banks in Cyprus were shut down nearly two weeks before the country secured an international bailout package.

US equities persevered through these flare-ups in the eurozone as investors looked toward the positive momentum building in economic data at home. Key factors were an improving labor market and rising home prices, while upside surprises in manufacturing and retail sales figures also gave stocks a boost. Fourth-quarter US gross domestic product growth was revised upward from a contraction of 0.1% to an expansion of 0.4%.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

Portfolio Review	First Quarter 2013

Summary

Stocks opened the first quarter of 2013 like gangbusters and, for the most part, didn’t turn back. Largely upbeat economic data and corporate earnings news, in consort with an accommodative Federal Reserve, helped fuel the advance and trumped fiscal challenges in the United States, slower emerging-market growth and ongoing reverberations from Europe’s debt crisis. The advances led to new all-time highs for the Dow Jones Industrial Average and the broader S&P 500 Index. Notably, the encouraging economic signs and improving market returns sparked a turn in capital flows as investors were lured back into equities. The pace of gains did taper off near the end of the quarter, when concerns about China and the Cypriot banking crisis unnerved global markets.

All told, US stocks had an impressive start to the year, strongly outpacing most other developed markets and its emerging-market brethren, which registered their worst first-quarter performance since 2008. The Russell 1000 Growth Index advanced 9.54%. Though all sectors yielded positive returns, the record market move was uncharacteristically led by defensive segments, with healthcare (+17.03%) and utilities (+14.57%) at the top.

The Chestnut Street Exchange Fund was up 10.23% during the quarter, slightly underperforming S&P 500 Index which was up 10.61%. Positive sector allocation and negative stock selection neutralized each other during the period, with strong results coming from the information technology and the consumer discretionary sectors, and negative impacts in materials and energy sector.

Performance Attribution

The portfolio’s overall sector allocation generated outperformance during the quarter while stock selection detracted from performance. Similar to the fourth quarter 2012, the information technology sector once again delivered the worst return among all sectors within the S&P 500 Index. The sector was up a mere 4.68% during the quarter as Apple continued to underperform the market. A significant underweight in the sector, combined with the Fund’s lack of exposure to Apple, benefitted relative performance. The Portfolio’s overweight within Consumer Staples also contributed to the outperformance. The sector was amongst the strongest performing sectors as many of the companies traded higher on the merger news around Heinz being taking over by 3G Capital and Berkshire Hathaway. Some of the top performing positions included Safeway Inc. Coca-Cola Co. and Proctor& Gamble Co.

On the negative side, the commodity related sectors detracted from performance during the quarter. The largest detractors were in the material sector where the slight overweight position and selection hurt performance. On an industry basis, the chemical companies were the largest underperformers with positions within Cabot Corp. and Air Products & Chemicals Inc lagged the market during the period. Within the Energy sector, the portfolio was slightly underweight the sector which helped performance during the period, but Exxon Mobil and Schlumberger Ltd. lagged the markets hurting performance.

Outlook

As a result of market movement and shares redeemed during the quarter, the Fund’s overall weightings changed very slightly with the consumer staples increasing on the market performance and information

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Concluded)

Portfolio Review (concluded)	First Quarter 2013

technology decreasing. We used investor redemptions to reduce large positions in Verizon Communications. The Fund remains well diversified, with the largest weightings in the financials, healthcare and staples, consumer staples and industrials sectors. Relative to the S&P 500 Index, the Fund holds significant overweights in the consumer staples, industrials, and health care sectors, and notable underweights in information technology, utilities and consumer discretionary.

Any opinions expressed are those of BlackRock as of the date of this report and are subject to change based on changes in market or economic conditions. Past performance is not a guarantee of future results. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by BlackRock to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE SUMMARY

As of March 31, 2013

(Unaudited)

	Chestnut Street Exchange Fund	S&P 500 Index	DJIA Index
1st Quarter 2013	10.23%	10.61%	11.94%
1 Year	13.18%	13.96%	13.37%
3 Years*	11.44%	12.67%	13.33%
5 Years*	5.71%	5.82%	6.51%
10 Years*	7.16%	8.54%	8.95%
Inception (12/29/76)
Annualized*	10.97%	10.95%	9.61%
Cumulative	4250.42%	4217.49%	2684.17%

The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

*	Average Annual Return

BLACKROCK CAPITAL MANAGEMENT, INC.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF NET ASSETS

March 31, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS—98.5%
BASICS—4.7%
Air Products & Chemicals, Inc.	72,392	$6,306,791
Cabot Corp.	86,032	2,942,294

		9,249,085

CAPITAL EQUIPMENT—7.7%
Emerson Electric Co.	124,086	6,932,685
General Electric Co.	364,049	8,416,813

		15,349,498

CONSUMER CYCLICALS—13.1%
3M Co.	27,565	2,930,435
CBS Corp.,—Class B	60,100	2,806,069
Comcast Corp.,—Class A	149,743	6,290,704
Procter & Gamble Co.	85,100	6,557,806
Walt Disney Co. (The)	129,129	7,334,527

		25,919,541

ENERGY—9.7%
Exxon Mobil Corp.	117,255	10,565,848
Schlumberger, Ltd.	114,584	8,581,196

		19,147,044

FINANCIAL—17.4%
American Express Co.	98,525	6,646,497
Ameriprise Financial, Inc.	22,266	1,639,891
Bank of America Corp.	56,084	683,103
JPMorgan Chase & Co.	140,310	6,659,113
Moody’s Corp.	82,738	4,411,590
Wells Fargo & Co.	391,823	14,493,533

		34,533,727

HEALTH CARE—14.9%
Abbott Laboratories	130,891	4,623,070
AbbVie, Inc.	130,891	5,337,735
Baxter International, Inc.	64,986	4,720,583
Johnson & Johnson	100,789	8,217,327
Merck & Co., Inc.	150,831	6,671,255

		29,569,970

	Shares	Value
RETAIL—2.6%
Home Depot, Inc.	23,400	$1,632,852
Kohl’s Corp.	15,200	701,176
Safeway, Inc.	44,558	1,174,103
Wal-Mart Stores, Inc.	21,410	1,602,110

		5,110,241

STAPLES—9.7%
Altria Group, Inc.	18,000	619,020
Coca-Cola Co. (The)	314,344	12,712,071
Hanesbrands, Inc.*	5,688	259,145
Kraft Foods Group, Inc.	4,152	213,953
Mondelez International, Inc., —Class A	12,456	381,278
PepsiCo, Inc.	43,600	3,449,196
Philip Morris International, Inc.	18,000	1,668,780

		19,303,443

TECHNOLOGY—11.5%
Check Point Software Technologies Ltd.*	52,400	2,462,276
Cisco Systems, Inc.	32,700	683,757
Hewlett-Packard Co.	18	429
Intel Corp.	335,071	7,321,301
International Business Machines Corp.	39,708	8,469,717
Microsoft Corp.	50,979	1,458,509
Oracle Corp.	74,000	2,393,160

		22,789,149

TRANSPORTATION—4.2%
Union Pacific Corp.	58,455	8,324,577

UTILITIES—3.0%
Verizon Communications, Inc.	121,860	5,989,419

Total Common Stocks (Cost: $31,768,880)		$195,285,694

*	Non-Income Producing

See Accompanying Notes to Statements of Net Assets.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF NET ASSETS (Concluded)

March 31, 2013

(Unaudited)

		Value
TOTAL INVESTMENT IN SECURITIES
(Cost 31,768,880)**	98.5%	$195,285,694
Other assets in excess of liabilities	2.0%	3,885,078
Distribution payable	(0.4%)	(701,940)
Other liabilities	(0.1%)	(113,650)

NET ASSETS
(Applicable to 463,384 partnership shares outstanding)	100.0%	$198,355,182

Net Asset Value Per Share		$428.06

Net assets applicable to shares owned by:
Limited partners
(463,291 shares)		$198,315,372
Managing general partners
(93 shares)		39,810

Total net assets		$198,355,182

**	At March 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$29,379,420

Gross unrealized appreciation	165,906,274
Gross unrealized depreciation	0

Net unrealized appreciation	$165,906,274

The difference between book basis and tax basis of investments is attributable to the use of the Individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

See Accompanying Notes to Statements of Net Assets.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO STATEMENT OF NET ASSETS

March 31, 2013

(Unaudited)

(A)	SECURITY VALUATIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

•	Level 1	—	quoted prices in active markets for identical securities

•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in active markets and for simular securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For the period ended March 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO STATEMENT OF NET ASSETS (Concluded)

March 31, 2013

(Unaudited)

The following is a summary of inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at value:

	Total Value at 03/31/2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$195,285,694	$195,285,694	$—	$—

*	See details of industry breakout.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.

Edward J. Roach

Langhorne B. Smith

David R. Wilmerding, Jr.

INVESTMENT ADVISERS

BlackRock Capital Management, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment

Servicing (US) Inc.

P.O. Box 8950

Wilmington, Delaware 19899

(800) 852-4750

First Quarter Report

March 31, 2013

(Unaudited)

Chestnut Street Exchange

Fund

103 Bellevue Parkway

Wilmington, Delaware 19809

(800) 852-4750

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President & Chief Compliance Officer
(principal executive officer)

Date	5/18/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President & Chief Compliance Officer
(principal executive officer)

Date	5/18/2013

By (Signature and Title)*	/s/ John Boyle
John Boyle, Chief Financial Officer
(principal financial officer)

Date	5/18/2013

* Print the name and title of each signing officer under his or her signature.